RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Notes Payable	$ 47,500	$ 20,000
Accounts payable and accrued expenses [Member]
Related Party Transaction [Line Items]
Related party payable	18,000	0
Selling, general and administrative
Related Party Transaction [Line Items]
Related party expenses	65,000	$ 7,000
Owner | Securities Exchange
Related Party Transaction [Line Items]
Reimbursement expenses incurred	66,000
Related party payable	0
Family member of a Director | Consulting services
Related Party Transaction [Line Items]
Reimbursement expenses incurred	35,000
Related party payable	$ 0